Bank Line of Credit and Term Loan - Schedule of Long-Term Debt (Details) (USD $)	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less current portion	$ 0	$ (1,925,000)	$ (1,250,000)
Long-term debt	0	39,475,000	25,437,500
Secured Debt
Debt Instrument [Line Items]
Interest rate		5.25%	6.00%
Long-term debt		41,400,000	26,687,500
Less current portion		(1,925,000)	(1,250,000)
Long-term debt		39,475,000	25,437,500
Term Loan | Secured Debt
Debt Instrument [Line Items]
Interest rate		5.25%	6.00%
Long-term debt		38,500,000	24,687,500
Line of Credit | Secured Debt
Debt Instrument [Line Items]
Interest rate		5.25%	6.00%
Long-term debt		$ 2,900,000	$ 2,000,000